Selling and marketing expenses	12 Months Ended
Mar. 31, 2025
Selling And Marketing Expenses
Selling and marketing expenses

13. Selling and marketing expenses

	For the years ended March 31,
	2024	2025
	RMB	RMB	US$
Salaries and employee benefit	1,241,662	1,615,800	222,663
Advertising expenses	1,087,180	1,288,830	177,606
Market promotion service fee related to the business development of DAKA merchant membership services	16,856,156	44,348,132	6,111,336
Travel, Meals and Entertainment	998,343	755,844	104,158
Rental	113,813	16,207	2,233
Depreciation	18,674	82,466	11,364
Accrued credit points for online store consumption	2,159,093	881,572	121,484
Others	520,484	348,286	47,995
	22,995,405	49,337,137	6,798,839